Filed pursuant to 497(e) and 497(k)

File Nos. 2-91369 and 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

State Street Premier Growth Equity V.I.S. Fund (the “Fund”)

(Class 1: SPGSX)

SUPPLEMENT DATED APRIL 14, 2026, TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED MAY 1, 2025, AS MAY BE

SUPPLEMENTED FROM TIME TO TIME

The Fund announces that William Sandow will not be returning as the Fund’s co-manager. Management of the Fund will continue with Chris Sierakowski as the Portfolio Manager of the Fund.

Accordingly, effective immediately the Summary Prospectus, Prospectus and SAI are amended to remove all references to Mr. Sandow.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE